Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets
Schedule of Intangible assets

	2022			2021
	Goodwill	Other (1)	Total	Goodwill	Other (1)	Total
Cost	£m	£m	£m	£m	£m	£m
At 1 January	9,939	3,050	12,989	9,939	2,592	12,531
Currency translation and other adjustments	(8)	(3)	(11)	—	29	29
Additions	—	743	743	—	479	479
Disposals and write-off of fully amortised assets	—	(27)	(27)	—	(50)	(50)
At 31 December	9,931	3,763	13,694	9,939	3,050	12,989

Accumulated amortisation and impairment
At 1 January	4,417	1,849	6,266	4,332	1,544	5,876
Currency translation and other adjustments	(8)	(4)	(12)	—	31	31
Disposals and write-off of fully amortised assets	—	(17)	(17)	—	(28)	(28)
Impairment of intangible assets	—	—	—	85	2	87
Amortisation charge for the year	—	341	341	—	300	300
At 31 December	4,409	2,169	6,578	4,417	1,849	6,266

Net book value at 31 December	5,522	1,594	7,116	5,522	1,201	6,723

(1)	Principally internally generated software.